Quarterly Report
December 31, 2024
MFS®  Total Return Fund
MTR-Q1

Portfolio of Investments
12/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 59.1%
Aerospace & Defense – 2.1%
Boeing Co. (a)	180,989	$32,035,053
General Dynamics Corp.	130,443	34,370,426
Honeywell International, Inc.	216,882	48,991,475
L3Harris Technologies, Inc.	225,644	47,448,420
		$162,845,374
Alcoholic Beverages – 0.8%
Constellation Brands, Inc., “A”	138,177	$30,537,117
Diageo PLC	876,048	27,829,384
		$58,366,501
Automotive – 2.0%
Aptiv PLC (a)	980,107	$59,276,871
Lear Corp.	522,998	49,527,911
LKQ Corp.	1,184,617	43,534,675
		$152,339,457
Broadcasting – 1.2%
Omnicom Group, Inc. (l)	888,906	$76,481,472
Warner Bros. Discovery, Inc. (a)	1,826,748	19,308,727
		$95,790,199
Brokerage & Asset Managers – 3.2%
Cboe Global Markets, Inc.	111,682	$21,822,663
Charles Schwab Corp.	2,351,848	174,060,271
CME Group, Inc.	205,362	47,691,217
		$243,574,151
Business Services – 2.6%
Accenture PLC, “A”	122,243	$43,003,865
Amdocs Ltd.	309,744	26,371,604
Cognizant Technology Solutions Corp., “A”	366,931	28,216,994
Fidelity National Information Services, Inc.	486,007	39,254,785
Fiserv, Inc. (a)	311,564	64,001,477
		$200,848,725
Cable TV – 1.4%
Comcast Corp., “A”	2,789,293	$104,682,166
Chemicals – 0.7%
PPG Industries, Inc.	471,092	$56,271,939
Computer Software – 2.3%
Dun & Bradstreet Holdings, Inc.	4,949,481	$61,670,533
Microsoft Corp.	276,164	116,403,126
		$178,073,659
Construction – 1.8%
Masco Corp.	1,167,593	$84,732,224
Mohawk Industries, Inc. (a)	80,191	9,553,154
Stanley Black & Decker, Inc.	381,108	30,599,161
Summit Materials, Inc., “A” (a)	281,299	14,233,730
		$139,118,269
Consumer Products – 1.4%
Kenvue, Inc.	5,249,534	$112,077,551

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Services – 0.2%
Booking Holdings, Inc.	2,879	$14,304,081
Electrical Equipment – 1.5%
Johnson Controls International PLC	1,476,164	$116,513,625
Electronics – 1.3%
Intel Corp.	1,922,066	$38,537,423
NXP Semiconductors N.V.	294,648	61,242,587
		$99,780,010
Energy - Independent – 2.3%
ConocoPhillips	851,675	$84,460,610
Hess Corp.	710,405	94,490,969
		$178,951,579
Energy - Integrated – 1.6%
Chevron Corp.	142,420	$20,628,113
Exxon Mobil Corp.	552,928	59,478,465
Suncor Energy, Inc.	1,288,204	45,982,641
		$126,089,219
Food & Beverages – 0.2%
Archer Daniels Midland Co.	276,908	$13,989,392
Health Maintenance Organizations – 1.4%
Cigna Group	398,506	$110,043,447
Insurance – 4.2%
Aon PLC	305,866	$109,854,832
Chubb Ltd.	322,289	89,048,451
Principal Financial Group, Inc.	175,306	13,570,437
Travelers Cos., Inc.	117,693	28,351,067
Willis Towers Watson PLC	254,290	79,653,800
		$320,478,587
Internet – 0.7%
Alphabet, Inc., “A”	274,853	$52,029,673
Leisure & Toys – 0.3%
Electronic Arts, Inc.	182,854	$26,751,540
Machinery & Tools – 1.1%
Eaton Corp. PLC	121,170	$40,212,688
Regal Rexnord Corp.	268,810	41,700,495
		$81,913,183
Major Banks – 6.5%
Bank of America Corp.	2,777,929	$122,089,979
Goldman Sachs Group, Inc.	278,021	159,200,385
JPMorgan Chase & Co.	428,396	102,690,805
Morgan Stanley	377,808	47,498,022
PNC Financial Services Group, Inc.	265,257	51,154,812
Wells Fargo & Co.	273,369	19,201,439
		$501,835,442

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical & Health Technology & Services – 1.6%
ICON PLC (a)	181,142	$37,987,289
McKesson Corp.	127,343	72,574,049
Quest Diagnostics, Inc.	112,405	16,957,418
		$127,518,756
Medical Equipment – 3.1%
Becton, Dickinson and Co.	494,326	$112,147,740
Medtronic PLC	1,583,314	126,475,122
		$238,622,862
Metals & Mining – 0.2%
Glencore PLC	2,866,734	$12,604,666
Other Banks & Diversified Financials – 1.6%
Northern Trust Corp.	928,777	$95,199,643
Truist Financial Corp.	604,277	26,213,536
		$121,413,179
Pharmaceuticals – 3.6%
Johnson & Johnson	776,617	$112,314,350
Organon & Co.	501,492	7,482,261
Pfizer, Inc.	4,521,868	119,965,158
Roche Holding AG	132,571	37,322,341
		$277,084,110
Railroad & Shipping – 1.0%
Union Pacific Corp.	334,132	$76,195,461
Restaurants – 0.3%
U.S. Foods Holding Corp. (a)	180,271	$12,161,081
Wendy's Co.	746,009	12,159,947
		$24,321,028
Specialty Chemicals – 1.3%
Air Products & Chemicals, Inc.	76,923	$22,310,747
Axalta Coating Systems Ltd. (a)	1,123,747	38,454,622
DuPont de Nemours, Inc.	544,660	41,530,325
		$102,295,694
Specialty Stores – 0.2%
Target Corp.	110,833	$14,982,405
Telecommunications - Wireless – 0.7%
T-Mobile USA, Inc.	230,438	$50,864,580
Tobacco – 1.4%
Altria Group, Inc.	488,634	$25,550,672
Philip Morris International, Inc.	685,514	82,501,610
		$108,052,282
Utilities - Electric Power – 3.3%
Dominion Energy, Inc.	191,734	$10,326,793
Duke Energy Corp.	558,814	60,206,620
Exelon Corp.	729,184	27,446,486
National Grid PLC	3,805,181	45,092,470
PG&E Corp.	3,796,608	76,615,550

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – continued
Southern Co.	379,828	$31,267,441
		$250,955,360
Total Common Stocks		$4,551,578,152
Bonds – 39.0%
Aerospace & Defense – 0.1%
BAE Systems PLC, 3.4%, 4/15/2030 (n)	$3,048,000	$2,811,446
Boeing Co., 5.805%, 5/01/2050	3,239,000	3,012,767
Boeing Co., 6.858%, 5/01/2054	2,839,000	3,017,422
		$8,841,635
Asset-Backed & Securitized – 6.2%
ACRES 2021-FL2 Issuer Ltd., “AS”, FLR, 6.246% ((SOFR - 1mo. + 0.11448%) + 1.75%), 1/15/2037 (n)	$6,082,500	$6,021,193
AmeriCredit Automobile Receivables Trust, 2024-1, “A2A”, 5.75%, 2/18/2028	6,387,216	6,414,503
Angel Oak Mortgage Trust, 2024-10, “A1”, 5.348%, 10/25/2069 (n)	10,455,684	10,385,614
Angel Oak Mortgage Trust, 2024-12, “A1”, 5.653%, 10/25/2069 (n)	9,716,200	9,705,719
Angel Oak Mortgage Trust, 2024-9, “A1”, 5.138%, 9/25/2069 (n)	6,218,596	6,169,238
Arbor Realty Trust, Inc., CLO, 2021-FL1, “AS”, FLR, 5.712% ((SOFR - 1mo. + 0.11448%) + 1.2%), 12/15/2035 (n)	6,771,500	6,732,990
Arbor Realty Trust, Inc., CLO, 2021-FL3, “B”, FLR, 6.112% ((SOFR - 1mo. + 0.11448%) + 1.6%), 8/15/2034 (n)	5,818,000	5,783,627
Arbor Realty Trust, Inc., CLO, 2022-FL1, “B”, FLR, 6.698% (SOFR - 30 day + 2.1%), 1/15/2037 (n)	16,706,500	16,622,976
AREIT 2022-CRE6 Trust, “B”, FLR, 6.45% (SOFR - 30 day + 1.85%), 1/20/2037 (n)	10,151,500	10,106,534
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	3,290,810	3,326,023
Bain Capital Credit CLO Ltd., 2020-4A, “A1R”, FLR, 6.367% (SOFR - 3mo. + 1.75%), 10/20/2036 (n)	11,516,802	11,602,118
Bayview Financial Revolving Mortgage Loan Trust, FLR, 6.059% ((SOFR - 1mo. + 0.11448%) + 1.6%), 12/28/2040 (n)	643,421	1,130,741
Benchmark 2023-V3 Mortgage Trust, “A3”, 6.363%, 7/15/2056	1,190,323	1,235,011
Brazos Securitization LLC, 5.243%, 9/01/2040 (n)	5,403,000	5,349,258
BSPRT 2021-FL6 Issuer Ltd., “AS”, FLR, 5.812% ((SOFR - 1mo. + 0.11448%) + 1.3%), 3/15/2036 (n)	17,122,500	16,804,124
BSPRT 2021-FL7 Issuer Ltd., “B”, FLR, 6.562% ((SOFR - 1mo. + 0.11448%) + 2.05%), 12/15/2038 (n)	2,794,000	2,770,874
BSPRT 2022-FL8 Issuer Ltd., “B”, FLR, 6.648% (SOFR - 30 day + 2.05%), 2/15/2037 (n)	5,979,000	5,924,571
Business Jet Securities LLC, 2024-1A, “A”, 6.197%, 5/15/2039 (n)	3,591,353	3,652,277
BXMT 2021-FL4 Ltd., “AS”, FLR, 5.796% ((SOFR - 1mo. + 0.11448%) + 1.3%), 5/15/2038 (n)	16,816,500	15,951,059
Colt Funding LLC, 2024-5, “A1”, 5.123%, 8/25/2069 (n)	6,927,725	6,861,303
Commercial Mortgage Pass-Through Certificates, 2023-BNK46, “A4”, 5.745%, 8/15/2056	16,647,021	17,139,705
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048	4,740,232	4,732,780
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048	9,641,397	9,586,935
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	10,742,197	10,706,042
Consumers 2023 Securitization Funding LLC, 5.55%, 3/01/2028	3,706,469	3,732,136
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	5,534,308	5,510,185
Dryden Senior Loan Fund, 2013-26A, “AR”, CLO, FLR, 5.818% ((SOFR - 3mo. + 0.26161%) + 0.9%), 4/15/2029 (n)	4,709,086	4,709,910
Dryden Senior Loan Fund, 2018-55A, “A1”, CLO, FLR, 5.938% ((SOFR - 3mo. + 0.26161%) + 1.02%), 4/15/2031 (n)	7,639,304	7,651,328
ELM Trust, 2024-ELM, “B10”, 5.995%, 6/10/2039 (n)	8,492,449	8,570,205
Empire District Bondco LLC, 4.943%, 1/01/2033	4,396,000	4,352,946
Enterprise Fleet Financing 2024-4 LLC, “A2”, 4.69%, 7/20/2027 (n)	2,360,000	2,362,863
GLS Auto Select Receivables Trust, 2023-1A, “A2”, 6.27%, 8/16/2027 (n)	5,485,611	5,509,735
GLS Auto Select Receivables Trust, 2023-2A, 6.37%, 6/15/2028 (n)	1,970,321	1,993,932
GMAC Mortgage Corp. Loan Trust, 5.805%, 10/25/2036	141,040	146,353
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	10,734,280	10,669,854
JPMBB Commercial Mortgage Securities Trust, 2015-C28, “A4”, 3.227%, 10/15/2048	11,833,085	11,796,349
Kubota Credit Owner Trust, 2023-2A, “A2”, 5.61%, 7/15/2026 (n)	1,396,587	1,400,916
LCCM 2021-FL2 Trust, “B”, FLR, 6.412% ((SOFR - 1mo. + 0.11448%) + 1.9%), 12/13/2038 (n)	8,231,500	8,169,961
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 6.262% ((SOFR - 1mo. + 0.11448%) + 1.75%), 7/15/2036 (n)	16,915,500	16,842,253
Magnetite CLO Ltd., 2017-19A, FLR, 5% (SOFR - 3mo. + 1.45%), 4/17/2034 (n)(w)	3,285,540	3,285,540
MF1 2020-FL4 Ltd., “A”, FLR, 6.196% ((SOFR - 1mo. + 0.11448%) + 1.7%), 12/15/2035 (n)	1,395,503	1,396,206
MF1 2021-FL5 Ltd., “AS”, FLR, 5.696% ((SOFR - 1mo. + 0.11448%) + 1.2%), 7/15/2036 (n)	17,497,000	17,435,236
MF1 2022-FL8 Ltd., “B”, FLR, 6.316% (SOFR - 30 day + 1.95%), 2/19/2037 (n)	7,392,231	7,288,721
MF1 2023-FL12 LLC, “A”, FLR, 6.432% (SOFR - 1mo. + 2.066%), 10/19/2038 (n)	14,505,000	14,540,942
MF1 2024-FL16 Ltd., “A”, FLR, 5.916% (SOFR - 1mo. + 1.541%), 11/18/2029 (n)	17,590,246	17,634,220
MF1 2024-FL5 Ltd., “AS”, FLR, 6.415% (SOFR - 1mo. + 2.04%), 8/18/2041 (n)	8,571,000	8,587,057

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
MidOcean Credit CLO, 2013-2A, “BR”, FLR, 6.516% ((SOFR - 3mo. + 0.26161%) + 1.65%), 1/29/2030 (n)	$2,356,940	$2,357,428
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34, “A4”, 3.536%, 11/15/2052	4,195,516	4,016,476
MSWF Commercial Mortgage Trust, 2023-2, “A5”, 6.014%, 12/15/2056	7,477,126	7,874,665
Neuberger Berman CLO Ltd., 2013-15A, “BR2”, FLR, 6.268% ((SOFR - 3mo. + 0.26161%) + 1.35%), 10/15/2029 (n)	5,618,950	5,623,799
Neuberger Berman CLO Ltd., 2015-20A, “ARR”, FLR, 6.078% ((SOFR - 3mo. + 0.26161%) + 1.16%), 7/15/2034 (n)	5,725,000	5,737,452
Nissan Master Owner Trust, 2024-A, “A”, FLR, 5.268% (SOFR - 1mo. + 0.67%), 2/15/2028 (n)	5,130,663	5,144,534
OBX Trust, 2024-NQM15, “A1”, 5.316%, 10/25/2064 (n)	4,151,091	4,129,883
Palmer Square Loan Funding 2024-3A Ltd., “A-2”, FLR, 6.172% (SOFR - 3mo. + 1.65%), 8/08/2032 (n)	16,148,818	16,176,933
ReadyCap Commercial Mortgage Trust, 2021-FL7, “B”, FLR, 6.253% ((SOFR - 1mo. + 0.11448%) + 1.8%), 11/25/2036 (n)	3,695,000	3,681,433
Residential Funding Mortgage Securities, Inc., FGIC, 3.636%, 12/25/2035 (d)(q)	140,906	2,681
Rockford Tower CLO 2020-1 Ltd., 2020-1A, “A2R”, FLR, 6.417% (SOFR - 3mo. + 1.8%), 1/20/2036 (n)	18,536,627	18,550,845
SBNA Auto Lease Trust, 2024-C, “A2”, 4.94%, 11/20/2026 (n)	1,118,221	1,119,674
Starwood Commercial Mortgage, 2022-FL3, “AS”, FLR, 6.398% (SOFR - 30 day + 1.8%), 11/15/2038 (n)	17,154,000	16,727,727
TPG Real Estate Finance, 2021-FL4, “A”, FLR, 5.696% ((SOFR - 1mo. + 0.11448%) + 1.2%), 3/15/2038 (n)	7,651,878	7,623,245
Verus Securitization Trust, 2024-8, “A1”, 5.364%, 10/25/2069 (n)	2,371,945	2,359,069
Virginia Power Fuel Securitization LLC, 5.088%, 5/01/2027	4,053,024	4,068,626
Voya CLO 2012-4A Ltd., “A2R3”, FLR, 6.368% ((SOFR - 3mo. + 0.26161%) + 1.45%), 10/15/2030 (n)	6,439,259	6,440,167
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, “A5”, 3.148%, 5/15/2048	6,507,931	6,480,356
		$476,417,056
Automotive – 0.3%
Magna International, Inc., 2.45%, 6/15/2030	$6,114,000	$5,372,235
Stellantis Finance US, Inc., 2.691%, 9/15/2031 (n)	10,166,000	8,343,596
Volkswagen Group of America Finance LLC, 3.35%, 5/13/2025 (n)	12,232,000	12,161,987
		$25,877,818
Broadcasting – 0.1%
Walt Disney Co., 3.5%, 5/13/2040	$7,789,000	$6,245,960
WarnerMedia Holdings, Inc., 5.05%, 3/15/2042	5,552,000	4,457,602
		$10,703,562
Brokerage & Asset Managers – 0.4%
Charles Schwab Corp., 5.853% to 5/19/2033, FLR (SOFR - 1 day + 2.5%) to 5/19/2034	$13,058,000	$13,441,390
Intercontinental Exchange, Inc., 2.1%, 6/15/2030	6,958,000	6,014,878
LPL Holdings, Inc., 6.75%, 11/17/2028	1,274,000	1,338,053
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)	14,519,000	13,392,201
		$34,186,522
Building – 0.2%
Martin Marietta Materials, Inc., 2.5%, 3/15/2030	$622,000	$550,283
Masco Corp., 2%, 2/15/2031	12,460,000	10,398,547
Vulcan Materials Co., 3.5%, 6/01/2030	1,246,000	1,154,895
		$12,103,725
Business Services – 0.5%
Equinix, Inc., 1.8%, 7/15/2027	$5,883,000	$5,469,225
Equinix, Inc., 2.5%, 5/15/2031	7,470,000	6,384,905
Experian Finance PLC, 4.25%, 2/01/2029 (n)	4,011,000	3,897,393
Fiserv, Inc., 2.65%, 6/01/2030	2,445,000	2,161,087
Global Payments, Inc., 1.2%, 3/01/2026	6,442,000	6,175,425
Global Payments, Inc., 2.9%, 11/15/2031	8,226,000	7,035,413
Verisk Analytics, Inc., 4.125%, 3/15/2029	2,750,000	2,663,589
Verisk Analytics, Inc., 5.75%, 4/01/2033	5,062,000	5,202,605
		$38,989,642
Cable TV – 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	$3,413,000	$3,406,660
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.5%, 6/01/2041	6,803,000	4,661,761
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.375%, 5/01/2047	1,390,000	1,140,873

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Cable TV – continued
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.25%, 4/01/2053	$5,724,000	$4,619,959
Cox Communications, Inc., 1.8%, 10/01/2030 (n)	4,310,000	3,551,940
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	6,553,000	7,371,499
		$24,752,692
Chemicals – 0.1%
RPM International, Inc., 2.95%, 1/15/2032	$4,666,000	$4,011,990
Computer Software – 0.1%
Oracle Corp., 4.9%, 2/06/2033	$2,585,000	$2,516,833
Roper Technologies, Inc., 2%, 6/30/2030	4,196,000	3,576,718
		$6,093,551
Conglomerates – 0.1%
Westinghouse Air Brake Technologies Corp., 3.2%, 6/15/2025	$2,623,000	$2,601,903
Westinghouse Air Brake Technologies Corp., 4.7%, 9/15/2028	6,723,000	6,658,418
		$9,260,321
Consumer Products – 0.1%
Kenvue, Inc., 4.9%, 3/22/2033	$10,448,000	$10,276,717
Consumer Services – 0.1%
Booking Holdings, Inc., 4.625%, 4/13/2030	$4,593,000	$4,550,272
Electrical Equipment – 0.1%
Arrow Electronics, Inc., 2.95%, 2/15/2032	$9,575,000	$8,150,189
Electronics – 0.1%
Broadcom, Inc., 4.3%, 11/15/2032	$4,290,000	$4,046,085
Broadcom, Inc., 4.926%, 5/15/2037 (n)	2,223,000	2,114,402
		$6,160,487
Energy - Independent – 0.2%
Diamondback Energy, Inc., 5.4%, 4/18/2034	$4,744,000	$4,664,481
EQT Corp., 5.75%, 2/01/2034	10,541,000	10,477,949
		$15,142,430
Energy - Integrated – 0.3%
BP Capital Markets America, Inc., 2.721%, 1/12/2032	$13,688,000	$11,712,772
Eni S.p.A., 4.75%, 9/12/2028 (n)	11,589,000	11,502,247
		$23,215,019
Financial Institutions – 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.45%, 10/29/2026	$13,587,000	$13,006,738
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.65%, 7/21/2027	7,729,000	7,498,983
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)	2,248,000	2,223,357
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)	7,097,000	6,819,404
Avolon Holdings Funding Ltd., 2.528%, 11/18/2027 (n)	5,867,000	5,440,476
		$34,988,958
Food & Beverages – 0.3%
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038	$2,398,000	$2,168,297
Anheuser-Busch InBev Worldwide, Inc., 8%, 11/15/2039	9,558,000	11,878,136
Diageo Capital PLC, 2.375%, 10/24/2029	8,369,000	7,499,454
Keurig Dr Pepper, Inc., 3.2%, 5/01/2030	986,000	901,785
		$22,447,672

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Gaming & Lodging – 0.2%
GLP Capital LP/GLP Financing II, Inc., 5.3%, 1/15/2029	$5,014,000	$4,977,652
Las Vegas Sands Corp., 3.9%, 8/08/2029	2,476,000	2,301,845
Marriott International, Inc., 4.625%, 6/15/2030	6,716,000	6,591,020
Marriott International, Inc., 2.85%, 4/15/2031	23,000	20,093
Marriott International, Inc., 2.75%, 10/15/2033	5,250,000	4,310,960
		$18,201,570
Insurance – 0.6%
AIA Group Ltd., 3.375%, 4/07/2030 (n)	$7,948,000	$7,368,488
Corebridge Financial, Inc., 3.9%, 4/05/2032	11,118,000	10,119,111
Corebridge Financial, Inc., 5.75%, 1/15/2034	4,447,000	4,529,834
Metropolitan Life Global Funding I, 3.3%, 3/21/2029 (n)	15,225,000	14,273,586
Sammons Financial Group, Inc., 6.875%, 4/15/2034 (n)	11,604,000	12,125,669
		$48,416,688
Insurance - Health – 0.1%
Humana, Inc., 5.875%, 3/01/2033	$4,392,000	$4,408,195
Insurance - Property & Casualty – 0.4%
Aon Corp., 4.5%, 12/15/2028	$6,955,000	$6,852,776
Brown & Brown, Inc., 4.2%, 3/17/2032	7,012,000	6,462,813
Fairfax Financial Holdings Ltd., 5.625%, 8/16/2032	14,394,000	14,558,692
Fairfax Financial Holdings Ltd., 6%, 12/07/2033	357,000	367,920
Liberty Mutual Group, Inc., 3.951%, 10/15/2050 (n)	3,061,000	2,227,034
		$30,469,235
International Market Quasi-Sovereign – 0.0%
Electricite de France S.A., 6.9%, 5/23/2053 (n)	$2,221,000	$2,382,343
Machinery & Tools – 0.2%
Ashtead Capital, Inc., 5.5%, 8/11/2032 (n)	$14,128,000	$13,946,518
CNH Industrial Capital LLC, 1.875%, 1/15/2026	1,459,000	1,414,372
		$15,360,890
Major Banks – 2.6%
Bank of America Corp., 2.572% to 10/20/2031, FLR (SOFR - 1 day + 1.21%) to 10/20/2032	$11,722,000	$9,890,689
Barclays PLC, 2.894% to 11/24/2031, FLR (CMT - 1yr. + 1.3%) to 11/24/2032	3,616,000	3,053,495
Barclays PLC, 7.437% to 11/02/2032, FLR (CMT - 1yr. + 3.5%) to 11/02/2033	9,484,000	10,434,321
Capital One Financial Corp., 3.75%, 3/09/2027	5,440,000	5,311,251
Capital One Financial Corp., 3.273% to 3/01/2029, FLR (SOFR - 1 day + 1.79%) to 3/01/2030	16,465,000	15,222,533
Deutsche Bank AG, 7.146% to 7/13/2026, FLR (SOFR - 1 day + 2.52%) to 7/13/2027	2,981,000	3,071,978
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	2,877,000	2,734,546
Deutsche Bank AG, 6.72% to 1/18/2028, FLR (SOFR - 1 day + 3.18%) to 1/18/2029	7,588,000	7,878,859
Goldman Sachs Group, Inc., 2.6%, 2/07/2030	10,872,000	9,630,348
Goldman Sachs Group, Inc., 2.383% to 7/21/2031, FLR (SOFR - 1 day + 1.248%) to 7/21/2032	9,008,000	7,507,279
HSBC Holdings PLC, 4.7% to 9/09/2031, FLR (CMT - 1yr. + 3.25%) to 9/09/2169	3,072,000	2,706,886
HSBC Holdings PLC, 4% to 9/09/2026, FLR (CMT - 1yr. + 3.222%) to 9/09/2170	1,215,000	1,184,798
JPMorgan Chase & Co., 2.956% to 5/13/2030, FLR (SOFR - 1 day + 2.515%) to 5/13/2031	1,546,000	1,382,911
JPMorgan Chase & Co., 2.545% to 11/08/2031, FLR (SOFR - 1 day + 1.18%) to 11/08/2032	15,046,000	12,691,553
JPMorgan Chase & Co., 2.963% to 1/25/2032, FLR (SOFR - 1 day + 1.26%) to 1/25/2033	5,837,000	5,045,349
JPMorgan Chase & Co., 5.766%, 4/22/2035	4,657,000	4,763,693
JPMorgan Chase & Co., 3.109% to 4/22/2040, FLR (SOFR - 1 day + 2.46%) to 4/22/2041	7,872,000	5,835,646
JPMorgan Chase & Co., 3.897% to 1/23/2048, FLR ((SOFR - 3mo. + 0.26161%) + 1.22%) to 1/23/2049	2,847,000	2,193,355
Mitsubishi UFJ Financial Group, Inc., 2.852% to 1/19/2032, FLR (CMT - 1yr. + 1.1%) to 1/19/2033	9,207,000	7,900,023
Morgan Stanley, 2.699% to 1/22/2030, FLR (SOFR - 1 day + 1.143%) to 1/22/2031	19,340,000	17,183,770
Morgan Stanley, 2.943% to 1/21/2032, FLR (SOFR - 1 day + 1.29%) to 1/21/2033	10,273,000	8,801,579
Sumitomo Mitsui Financial Group, Inc., 2.472%, 1/14/2029	17,106,000	15,557,232
UBS Group AG, 2.095% to 2/11/2031, FLR (CMT - 1yr. + 1.0%) to 2/11/2032 (n)	20,862,000	17,204,537

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033	$25,966,000	$22,763,025
		$199,949,656
Medical & Health Technology & Services – 0.5%
Adventist Health System/West, 5.43%, 3/01/2032	$8,829,000	$8,786,585
Alcon Finance Corp., 2.6%, 5/27/2030 (n)	944,000	834,016
Becton, Dickinson and Co., 4.669%, 6/06/2047	5,389,000	4,612,436
Cigna Corp., 3.2%, 3/15/2040	1,517,000	1,112,064
CVS Health Corp., 5.3%, 6/01/2033	9,092,000	8,715,982
HCA, Inc., 5.125%, 6/15/2039	5,707,000	5,200,592
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	3,373,000	2,900,010
Northwell Healthcare, Inc., 3.979%, 11/01/2046	490,000	374,170
Northwell Healthcare, Inc., 4.26%, 11/01/2047	3,797,000	3,035,578
		$35,571,433
Medical Equipment – 0.1%
Boston Scientific Corp., 2.65%, 6/01/2030	$5,104,000	$4,557,315
Metals & Mining – 0.3%
Anglo American Capital PLC, 3.875%, 3/16/2029 (n)	$1,639,000	$1,555,257
Anglo American Capital PLC, 5.625%, 4/01/2030 (n)	4,259,000	4,311,167
Anglo American Capital PLC, 2.625%, 9/10/2030 (n)	14,840,000	12,870,901
Glencore Funding LLC, 2.5%, 9/01/2030 (n)	5,444,000	4,719,314
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	2,292,000	1,978,043
		$25,434,682
Midstream – 0.4%
Enbridge, Inc., 5.625%, 4/05/2034	$7,064,000	$7,105,603
Plains All American Pipeline LP, 3.8%, 9/15/2030	6,093,000	5,654,194
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030	1,665,000	1,612,843
Spectra Energy Partners LP, 3.375%, 10/15/2026	2,677,000	2,613,698
Targa Resources Corp., 4.2%, 2/01/2033	2,470,000	2,242,797
Targa Resources Corp., 6.125%, 3/15/2033	7,772,000	8,012,930
		$27,242,065
Mortgage-Backed – 11.6%
Fannie Mae, 5%, 3/25/2025 - 3/01/2042	$3,437,466	$3,424,124
Fannie Mae, 4.54%, 7/01/2026	828,237	828,257
Fannie Mae, 3.95%, 1/01/2027	800,566	792,039
Fannie Mae, 3%, 11/01/2028 - 9/01/2046	5,290,312	4,950,946
Fannie Mae, 6.5%, 6/01/2031 - 7/01/2037	989,330	1,017,980
Fannie Mae, 2.5%, 11/01/2031	114,041	107,562
Fannie Mae, 5.5%, 2/01/2033 - 4/01/2040	4,516,848	4,545,489
Fannie Mae, 3%, 2/25/2033 (i)	550,729	40,604
Fannie Mae, 4.5%, 8/01/2033 - 6/01/2044	9,062,648	8,792,864
Fannie Mae, 6%, 1/01/2034 - 7/01/2037	2,721,580	2,781,803
Fannie Mae, 3.5%, 4/01/2038 - 7/01/2046	25,062,758	22,723,856
Fannie Mae, 3.25%, 5/25/2040	176,066	164,229
Fannie Mae, 4%, 9/01/2040 - 6/01/2047	20,489,002	19,273,531
Fannie Mae, 2%, 5/25/2044 - 6/01/2051	5,827,519	4,593,033
Fannie Mae, 4%, 7/25/2046 (i)	661,935	123,708
Fannie Mae, UMBS, 2%, 11/01/2036 - 3/01/2052	97,767,793	79,875,829
Fannie Mae, UMBS, 3%, 2/01/2037 - 2/01/2054	55,020,419	47,241,245
Fannie Mae, UMBS, 2.5%, 5/01/2037 - 8/01/2052	106,827,341	88,361,553
Fannie Mae, UMBS, 5%, 10/01/2037 - 7/01/2053	11,023,967	10,672,195
Fannie Mae, UMBS, 1.5%, 2/01/2042 - 4/01/2052	18,110,381	13,436,929
Fannie Mae, UMBS, 3.5%, 5/01/2052 - 6/01/2053	10,115,218	8,958,393
Fannie Mae, UMBS, 4.5%, 8/01/2052 - 3/01/2053	4,613,418	4,360,497
Fannie Mae, UMBS, 6%, 11/01/2052 - 9/01/2054	13,182,918	13,293,474

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Fannie Mae, UMBS, 4%, 3/01/2053 - 8/01/2054	$15,367,977	$14,062,712
Fannie Mae, UMBS, 5.5%, 3/01/2053 - 10/01/2053	9,032,098	8,921,474
Fannie Mae, UMBS, 6.5%, 12/01/2053 - 7/01/2054	15,937,428	16,270,395
Freddie Mac, 3.5%, 12/01/2025 - 10/25/2058	12,563,855	11,473,013
Freddie Mac, 0.641%, 6/25/2027 (i)	39,273,000	638,665
Freddie Mac, 0.741%, 6/25/2027 (i)	11,859,208	173,296
Freddie Mac, 0.564%, 7/25/2027 (i)	32,357,826	390,523
Freddie Mac, 0.326%, 8/25/2027 (i)	27,934,000	249,825
Freddie Mac, 0.412%, 8/25/2027 (i)	16,854,115	161,562
Freddie Mac, 0.279%, 9/25/2027 (i)	30,183,000	250,836
Freddie Mac, 0.195%, 11/25/2027 (i)	47,333,000	264,502
Freddie Mac, 0.281%, 11/25/2027 (i)	32,521,221	208,737
Freddie Mac, 0.319%, 11/25/2027 (i)	28,804,346	237,040
Freddie Mac, 0.246%, 12/25/2027 (i)	29,308,000	221,964
Freddie Mac, 0.291%, 12/25/2027 - 11/25/2032 (i)	56,648,650	676,739
Freddie Mac, 0.363%, 12/25/2027 (i)	49,431,482	465,699
Freddie Mac, 1.088%, 7/25/2029 (i)	845,354	34,901
Freddie Mac, 1.139%, 8/25/2029 (i)	13,189,873	575,197
Freddie Mac, 1.798%, 4/25/2030 - 5/25/2030 (i)	11,495,049	945,783
Freddie Mac, 1.868%, 4/25/2030 (i)	7,819,828	657,995
Freddie Mac, 1.666%, 5/25/2030 (i)	4,048,749	313,829
Freddie Mac, 1.341%, 6/25/2030 (i)	3,687,431	230,101
Freddie Mac, 1.598%, 8/25/2030 (i)	3,331,192	253,031
Freddie Mac, 1.169%, 9/25/2030 (i)	2,196,896	126,233
Freddie Mac, 1.08%, 11/25/2030 (i)	4,320,889	235,162
Freddie Mac, 0.324%, 1/25/2031 (i)	17,018,687	257,654
Freddie Mac, 0.78%, 1/25/2031 (i)	6,541,106	266,612
Freddie Mac, 0.936%, 1/25/2031 (i)	4,767,487	229,241
Freddie Mac, 0.513%, 3/25/2031 (i)	13,789,566	347,152
Freddie Mac, 0.732%, 3/25/2031 (i)	5,934,811	232,868
Freddie Mac, 1.215%, 5/25/2031 (i)	2,518,959	163,123
Freddie Mac, 0.938%, 7/25/2031 (i)	4,010,843	211,937
Freddie Mac, 0.507%, 8/25/2031 (i)	5,120,185	140,720
Freddie Mac, 0.536%, 9/25/2031 (i)	16,898,337	520,063
Freddie Mac, 0.855%, 9/25/2031 (i)	5,075,984	240,092
Freddie Mac, 0.349%, 11/25/2031 (i)	25,136,487	524,840
Freddie Mac, 0.497%, 12/25/2031 (i)	23,600,379	678,733
Freddie Mac, 0.567%, 12/25/2031 (i)	40,016,231	1,290,607
Freddie Mac, 3%, 2/15/2033 (i)	524,468	27,609
Freddie Mac, 6%, 3/01/2033 - 6/01/2037	1,078,654	1,109,159
Freddie Mac, 5%, 9/01/2033 - 7/01/2041	1,726,147	1,722,753
Freddie Mac, 5.5%, 12/01/2033 - 10/01/2035	909,243	914,681
Freddie Mac, 6.5%, 5/01/2034 - 7/01/2037	398,546	411,506
Freddie Mac, 4.5%, 4/01/2035 - 5/01/2042	1,328,323	1,288,893
Freddie Mac, 5.5%, 2/15/2036 (i)	117,444	19,780
Freddie Mac, 4%, 8/01/2037 - 4/01/2044	4,233,699	3,994,079
Freddie Mac, 3%, 1/01/2038 - 2/25/2059	18,926,074	16,614,296
Freddie Mac, 4.5%, 12/15/2040 (i)	53,212	4,931
Freddie Mac, 4%, 8/15/2044 (i)	115,965	11,222
Freddie Mac, UMBS, 6.5%, 5/01/2028 - 7/01/2054	2,790,024	2,850,553
Freddie Mac, UMBS, 5%, 7/01/2035 - 9/01/2053	7,977,296	7,719,919
Freddie Mac, UMBS, 6%, 1/01/2036 - 7/01/2054	23,420,731	23,563,098
Freddie Mac, UMBS, 2%, 3/01/2037 - 3/01/2052	83,310,279	65,592,284
Freddie Mac, UMBS, 2.5%, 7/01/2037 - 9/01/2052	53,573,685	44,112,340
Freddie Mac, UMBS, 3%, 10/01/2037 - 8/01/2053	25,249,369	21,501,914
Freddie Mac, UMBS, 3.5%, 12/01/2046 - 7/01/2054	15,851,125	14,074,361
Freddie Mac, UMBS, 4%, 8/01/2047 - 5/01/2052	9,034,543	8,343,297
Freddie Mac, UMBS, 1.5%, 3/01/2051 - 10/01/2051	2,346,948	1,741,554
Freddie Mac, UMBS, 4.5%, 10/01/2052 - 1/01/2053	11,672,676	11,000,345

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, UMBS, 5.5%, 12/01/2052 - 8/01/2053	$8,015,691	$7,943,790
Ginnie Mae, 6%, 9/15/2032 - 6/20/2054	4,124,173	4,178,552
Ginnie Mae, 5.5%, 12/15/2032 - 8/20/2054	32,491,872	32,290,721
Ginnie Mae, 4.5%, 7/15/2033 - 12/20/2052	34,412,900	32,644,922
Ginnie Mae, 5%, 7/20/2033 - 5/20/2053	23,299,364	22,661,334
Ginnie Mae, 4%, 1/20/2041 - 10/20/2052	14,401,594	13,336,979
Ginnie Mae, 4.585%, 9/20/2041	2,812,484	2,728,870
Ginnie Mae, 3.5%, 12/15/2041 - 1/20/2053	26,408,498	23,729,713
Ginnie Mae, 3%, 4/20/2045 - 10/20/2052	32,852,184	28,641,442
Ginnie Mae, 2.5%, 8/20/2051 - 4/20/2052	43,092,818	36,011,774
Ginnie Mae, 2%, 1/20/2052 - 9/20/2052	30,152,765	24,151,359
Ginnie Mae, 5.755%, 3/20/2064	1,754,114	1,764,985
Ginnie Mae, TBA, 6%, 1/15/2055	6,575,000	6,618,148
Ginnie Mae, TBA, 6.5%, 1/15/2055	4,525,000	4,602,486
Ginnie Mae, TBA, 7%, 1/15/2055	900,000	922,021
UMBS, TBA, 2%, 1/25/2040 - 1/25/2055	725,000	566,595
UMBS, TBA, 3%, 1/25/2040	275,000	255,839
UMBS, TBA, 2.5%, 1/25/2055	15,250,000	12,419,219
UMBS, TBA, 7%, 1/25/2055	5,175,000	5,365,412
		$890,955,731
Municipals – 0.4%
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 6.352%, 7/01/2049	$9,860,000	$9,974,655
New Jersey Turnpike Authority Rev., Taxable (Build America Bonds), “F”, 7.414%, 1/01/2040	5,815,000	6,661,648
Rhode Island Student Loan Authority Education Loan Rev., Taxable, “1”, 6.081%, 12/01/2042	8,490,000	8,413,291
State of Florida, Taxable, “A”, 2.154%, 7/01/2030	3,243,000	2,795,469
		$27,845,063
Natural Gas - Distribution – 0.1%
NiSource, Inc., 2.95%, 9/01/2029	$3,979,000	$3,642,109
NiSource, Inc., 5.65%, 2/01/2045	1,946,000	1,900,215
		$5,542,324
Natural Gas - Pipeline – 0.0%
APA Infrastructure Ltd., 4.25%, 7/15/2027 (n)	$777,000	$764,474
Network & Telecom – 0.1%
Verizon Communications, Inc., 3.15%, 3/22/2030	$3,413,000	$3,125,278
Verizon Communications, Inc., 2.55%, 3/21/2031	2,821,000	2,429,359
Verizon Communications, Inc., 4.812%, 3/15/2039	6,030,000	5,564,227
		$11,118,864
Oils – 0.1%
Marathon Petroleum Corp., 4.75%, 9/15/2044	$2,845,000	$2,361,074
Phillips 66 Co., 2.15%, 12/15/2030	9,976,000	8,462,261
		$10,823,335
Other Banks & Diversified Financials – 0.4%
Macquarie Group Ltd., 4.442% to 6/21/2032, FLR (SOFR - 1 day + 2.405%) to 6/21/2033 (n)	$19,423,000	$18,168,589
Northern Trust Corp., 6.125%, 11/02/2032	9,142,000	9,644,177
		$27,812,766
Pollution Control – 0.3%
Republic Services, Inc., 1.45%, 2/15/2031	$2,765,000	$2,242,538
Waste Management, Inc., 4.875%, 2/15/2034	20,620,000	20,229,387
		$22,471,925
Real Estate - Office – 0.0%
Boston Properties LP, REIT, 2.55%, 4/01/2032	$4,222,000	$3,418,031

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Real Estate - Other – 0.2%
Public Storage Operating, REIT, 5.1%, 8/01/2033	$15,515,000	$15,445,626
Real Estate - Retail – 0.1%
Brixmor Operating Partnership LP, REIT, 4.125%, 5/15/2029	$567,000	$544,113
Brixmor Operating Partnership LP, REIT, 4.05%, 7/01/2030	5,371,000	5,077,744
Realty Income Corp., REIT, 3.25%, 1/15/2031	1,594,000	1,439,253
		$7,061,110
Retailers – 0.1%
Alimentation Couche-Tard, Inc., 3.439%, 5/13/2041 (n)	$6,827,000	$5,069,955
Specialty Stores – 0.1%
Genuine Parts Co., 2.75%, 2/01/2032	$12,549,000	$10,582,094
Telecommunications - Wireless – 0.5%
Crown Castle, Inc., REIT, 3.65%, 9/01/2027	$7,941,000	$7,700,760
Rogers Communications, Inc., 3.8%, 3/15/2032	17,162,000	15,433,783
T-Mobile USA, Inc., 2.05%, 2/15/2028	6,192,000	5,686,352
T-Mobile USA, Inc., 4.5%, 4/15/2050	7,223,000	5,922,351
Vodafone Group PLC, 5.625%, 2/10/2053	2,616,000	2,486,186
		$37,229,432
Tobacco – 0.4%
B.A.T. International Finance PLC, 4.448%, 3/16/2028	$17,004,000	$16,729,972
Philip Morris International, Inc., 5.125%, 11/17/2027	3,015,000	3,051,271
Philip Morris International, Inc., 5.625%, 11/17/2029	1,299,000	1,337,996
Philip Morris International, Inc., 5.125%, 2/15/2030	4,902,000	4,927,887
Philip Morris International, Inc., 5.75%, 11/17/2032	5,756,000	5,918,628
		$31,965,754
Transportation - Services – 0.0%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	$2,711,000	$3,057,724
U.S. Government Agencies and Equivalents – 0.0%
Small Business Administration, 4.95%, 3/01/2025	$17,886	$17,874
U.S. Treasury Obligations – 8.1%
U.S. Treasury Bonds, 4%, 11/15/2042	$8,150,000	$7,333,170
U.S. Treasury Bonds, 2.875%, 5/15/2043	36,361,000	27,540,379
U.S. Treasury Bonds, 4.5%, 2/15/2044	14,000,000	13,362,572
U.S. Treasury Bonds, 3%, 11/15/2045	215,000	161,672
U.S. Treasury Bonds, 2.25%, 8/15/2046	161,800,000	104,451,673
U.S. Treasury Bonds, 2.875%, 11/15/2046	14,148,000	10,278,522
U.S. Treasury Bonds, 1.875%, 11/15/2051	9,015,000	4,972,150
U.S. Treasury Bonds, 2.25%, 2/15/2052	44,658,400	27,073,718
U.S. Treasury Bonds, 4%, 11/15/2052	7,700,000	6,707,537
U.S. Treasury Bonds, 4.75%, 11/15/2053	20,000,000	19,785,883
U.S. Treasury Bonds, 4.25%, 2/15/2054	45,100,000	41,142,487
U.S. Treasury Notes, 0.375%, 11/30/2025 (f)	131,700,000	127,177,205
U.S. Treasury Notes, 4%, 1/15/2027	134,200,000	133,540,220
U.S. Treasury Notes, 4.5%, 4/15/2027	38,900,000	39,095,141
U.S. Treasury Notes, 2.75%, 4/30/2027	13,267,600	12,826,768
U.S. Treasury Notes, 4.125%, 7/31/2028	30,000,000	29,792,959
U.S. Treasury Notes, 4.25%, 6/30/2029	21,300,000	21,182,093
		$626,424,149

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – 1.0%
American Electric Power Co., Inc., 5.95%, 11/01/2032	$4,413,000	$4,548,222
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)	1,738,000	1,473,239
Duke Energy Carolinas LLC, 4.95%, 1/15/2033	13,849,000	13,618,572
Duke Energy Corp., 2.65%, 9/01/2026	1,236,000	1,196,403
Duke Energy Corp., 4.5%, 8/15/2032	10,428,000	9,933,984
Duke Energy Progress LLC, 3.45%, 3/15/2029	5,584,000	5,293,262
Enel Finance International N.V., 7.05%, 10/14/2025 (n)	2,896,000	2,942,416
Enel Finance International N.V., 4.75%, 5/25/2047 (n)	2,194,000	1,867,217
Exelon Corp., 4.05%, 4/15/2030	5,246,000	4,999,263
Georgia Power Co., 3.7%, 1/30/2050	482,000	353,841
Jersey Central Power & Light Co., 4.3%, 1/15/2026 (n)	4,141,000	4,119,691
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	2,958,000	2,512,222
Jersey Central Power & Light Co., 5.1%, 1/15/2035 (n)	2,455,000	2,394,683
Oncor Electric Delivery Co. LLC, 5.75%, 3/15/2029	3,548,000	3,672,832
Pacific Gas & Electric Co., 2.1%, 8/01/2027	1,561,000	1,456,249
Pacific Gas & Electric Co., 3%, 6/15/2028	4,502,000	4,218,460
Pacific Gas & Electric Co., 2.5%, 2/01/2031	6,796,000	5,811,108
Pacific Gas & Electric Co., 3.3%, 8/01/2040	3,004,000	2,247,810
Xcel Energy, Inc., 3.4%, 6/01/2030	3,122,000	2,863,760
		$75,523,234
Utilities - Gas – 0.0%
East Ohio Gas Co., 2%, 6/15/2030 (n)	$3,679,000	$3,156,239
Total Bonds		$3,004,450,034
Preferred Stocks – 1.0%
Aerospace & Defense – 0.2%
Boeing Co.	338,957	$20,639,092
Computer Software - Systems – 0.3%
Samsung Electronics Co. Ltd.	745,056	$22,369,647
Consumer Products – 0.5%
Henkel AG & Co. KGaA	423,547	$37,160,529
Total Preferred Stocks		$80,169,268
Mutual Funds (h) – 1.1%
Money Market Funds – 1.1%
MFS Institutional Money Market Portfolio, 4.49% (v)	86,237,736	$86,254,983
Collateral for Securities Loaned – 0.1%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 4.46% (j)	3,571,425	$3,571,425

Other Assets, Less Liabilities – (0.3)%		(23,882,608)
Net Assets – 100.0%		$7,702,141,254
(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $86,254,983 and $7,639,768,879, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.

Portfolio of Investments (unaudited) – continued
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $581,533,224, representing 7.6% of net assets.
(q)	Interest received was less than stated coupon rate.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
The following abbreviations are used in this report and are defined:
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FGIC	Financial Guaranty Insurance Co.
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Derivative Contracts at 12/31/24
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	1,155	$237,478,829	March – 2025	$64,006
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr	Long	USD	747	$79,409,602	March – 2025	$(391,853)
U.S. Treasury Ultra Bond 30 yr	Long	USD	439	52,199,844	March – 2025	(1,731,090)
						$(2,122,943)
At December 31, 2024, the fund had liquid securities with an aggregate value of $4,948,042 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
12/31/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of December 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$4,403,385,742	$—	$—	$4,403,385,742
United Kingdom	27,829,384	57,697,136	—	85,526,520
Canada	45,982,641	—	—	45,982,641
Switzerland	37,322,341	—	—	37,322,341
Germany	37,160,529	—	—	37,160,529
South Korea	22,369,647	—	—	22,369,647
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	626,442,023	—	626,442,023
Non - U.S. Sovereign Debt	—	2,382,343	—	2,382,343
Municipal Bonds	—	27,845,063	—	27,845,063
U.S. Corporate Bonds	—	688,053,888	—	688,053,888
Residential Mortgage-Backed Securities	—	931,846,332	—	931,846,332
Commercial Mortgage-Backed Securities	—	145,492,825	—	145,492,825
Asset-Backed Securities (including CDOs)	—	290,033,630	—	290,033,630
Foreign Bonds	—	292,353,930	—	292,353,930
Investment Companies	89,826,408	—	—	89,826,408
Total	$4,663,876,692	$3,062,147,170	$—	$7,726,023,862
Other Financial Instruments
Futures Contracts – Assets	$64,006	$—	$—	$64,006
Futures Contracts – Liabilities	(2,122,943)	—	—	(2,122,943)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended December 31, 2024:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$114,364,459	$245,037,484	$273,132,903	$10,161	$(24,218)	$86,254,983
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,177,507	$—